UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Jabre Capital Partners S. A.
Address:          1 Rue des Moulins
                  1204 Geneva, Switzerland


Form 13F File Number:          028-13038
                     -----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Emma Love
Title:            Head of Compliance
Phone:            + 41 22 556 2255

Signature, Place and Date of Signing:


          /s/ Emma Love                Geneva, Switzerland     November 14, 2008
-------------------------------      -----------------------   ---------------
            [Signature]                   [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                          -------------------

Form 13F Information Table Entry Total:                           75
                                                          -------------------

Form 13F Information Table Value Total:                        $726,892
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None

                                                      JABRE CAPITAL PARTNERS S.A.
                                                               FORM 13F
                                                  QUARTER ENDED SEPTEMBER 30, 2008

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                                CLASS                     VALUE     SHRS OR     SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                  TITLE            CUSIP   (X$1,000)  PRN AMT     PRN CALL  DISCRETION MANAGERS   SOLE   SHARED  NONE
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
3M CO                           COM              88579Y101  20,493     300,000  SH  CALL  SOLE                   300,000
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ADVANCED MEDICAL OPTICS INC     NOTE 3.250% 8/0  00763MAK4  14,037  20,000,000  PRN       SOLE                                 NONE
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AFFYMETRIX INC                  NOTE 3.500% 1/1  00826TAG3  12,562  16,500,000  PRN       SOLE                                 NONE
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ALLERGAN INC                    NOTE 1.500% 4/0  018490AL6     513     500,000  PRN       SOLE                                 NONE
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ALTERNATIVE ASSET MGMT ACQU     COM              02149U101   9,968   1,107,500  SH  CALL  SOLE                 1,107,500
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AMDOCS LTD                      NOTE 0.500% 3/1  02342TAD1     487     500,000  PRN       SOLE                                 NONE
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ANGLOGOLD ASHANTI LTD           SPONSORED ADR    035128206  11,550     500,000  SH  CALL  SOLE                   500,000
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ANGLOGOLD ASHANTI LTD           SPONSORED ADR    035128206   9,240     400,000  SH  CALL  SOLE                   400,000
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APPLE INC                       COM              037833100   4,546      40,000  SH  CALL  SOLE                    40,000
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ARCHER DANIELS MIDLAND CO       NOTE 0.875% 2/1  039483AW2   4,109   5,000,000  PRN       SOLE                                 NONE
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BEST BUY INC                    COM              086516101   9,375     250,000  SH  PUT   SOLE                   250,000
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BEST BUY INC                    SDCV 2.250% 1/1  086516AF8  29,737  30,000,000  PRN       SOLE                                 NONE
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CA INC                          COM              12673P105   5,988     300,000  SH  PUT   SOLE                   300,000
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CENTRAL EUROPEAN DIST CORP      NOTE 3.000% 3/1  153435AA0  17,275  20,000,000  PRN       SOLE                                 NONE
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CHECK POINT SOFTWARE TECH LT    ORD              M22465104   9,096     400,000  SH  PUT   SOLE                   400,000
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CHENIERE ENERGY INC             NOTE 2.250% 8/0  16411RAE9   2,973  15,000,000  PRN       SOLE                                 NONE
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CHESAPEAKE ENERGY CORP          NOTE 2.500% 5/1  165167BZ9  11,481  11,500,000  PRN       SOLE                                 NONE
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CHINA MOBILE LIMITED            SPONSORED ADR    16941M109   5,008     100,000  SH        SOLE                   100,000
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CHINA PETE & CHEM CORP          SPON ADR H SHS   16941R108   5,091      65,000  SH        SOLE                    65,000
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COMPANHIA VALE DO RIO DOCE      SPONSORED ADR    204412209   4,788     250,000  SH        SOLE                   250,000
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CONOCOPHILLIPS                  COM              20825C104   7,911     108,000  SH        SOLE                   108,000
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CORE LABORATORIES LP            NOTE 0.250%10/3  21868FAB9  17,218  15,000,000  PRN       SOLE                                 NONE
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CYMER INC                       NOTE 3.500% 2/1  232572AE7   1,989   2,000,000  PRN       SOLE                                 NONE
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DEERE & CO                      COM              244199105   6,435     130,000  SH        SOLE                   130,000
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DEUTSCHE BK AG LDN BRH          PS GOLD DS ETN   25154H756     752      25,000  SH        SOLE                    25,000
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EMPRESA DIST Y COMERCIAL NOR    SPON ADR         29244A102   1,101     169,400  SH        SOLE                   169,400
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ENERGY CONVERSION DEVICES IN    COM              292659109     274       4,700  SH        SOLE                     4,700
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EQUINIX INC                     NOTE 3.000%10/1  29444UAG1  10,653  12,500,000  PRN       SOLE                                 NONE
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FREEPORT-MCMORAN COPPER & GO    COM              35671D857   6,140     108,000  SH        SOLE                   108,000
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GENERAL MTRS CORP               COM              370442105   1,311     138,700  SH  CALL  SOLE                   138,700
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GOLD FIELDS LTD NEW             SPONSORED ADR    38059T106   5,754     600,000  SH  CALL  SOLE                   600,000
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GOODYEAR TIRE & RUBR CO         COM              382550101   7,655     500,000  SH  PUT   SOLE                   500,000
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IKON OFFICE SOLUTIONS INC       COM              451713101  13,608     800,000  SH        SOLE                   800,000
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INTERNATIONAL BUSINESS MACHS    COM              459200101  11,696     100,000  SH  CALL  SOLE                   100,000
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INTERNATIONAL BUSINESS MACHS    COM              459200101  35,088     300,000  SH  PUT   SOLE                   300,000
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INVERNESS MED INNOVATIONS IN    NOTE 3.000% 5/1  46126PAD8  12,617  15,000,000  PRN       SOLE                                 NONE
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ISHARES TR                      FTSE XNHUA IDX   464287184   3,723     108,000  SH        SOLE                   108,000
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ISHARES TR                      MSCI EMERG MKT   464287234  10,251     300,000  SH  CALL  SOLE                   300,000
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JA SOLAR HOLDINGS CO LTD        SPON ADR         466090107   1,054     100,000  SH        SOLE                   100,000
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KINROSS GOLD CORP               NOTE 1.750% 3/1  496902AB3  24,637  27,500,000  PRN       SOLE                                 NONE
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LAMAR ADVERTISING CO            NOTE 2.875%12/3  512815AH4  17,849  20,000,000  PRN       SOLE                                 NONE
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LEUCADIA NATL CORP              NOTE 3.750% 4/1  527288AX2  11,550   5,500,000  PRN       SOLE                                 NONE
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LIMELIGHT NETWORKS INC          COM              53261M104   2,929   1,171,700  SH        SOLE                 1,171,700
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MEDTRONIC INC                   NOTE 1.500% 4/1  585055AL0     504     500,000  PRN       SOLE                                 NONE
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MOTOROLA INC                    COM              620076109   2,856     400,000  SH  CALL  SOLE                   400,000
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OIL SVC HOLDRS TR               DEPOSTRY RCPT    678002106   7,922      54,000  SH        SOLE                    54,000
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OMNICARE CAP TR II              PFD B TR 4.00%   68214Q200  10,249     250,000  PRN       SOLE                                 NONE
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ORACLE CORP                     COM              68389X105  12,186     600,000  SH  PUT   SOLE                   600,000
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PIONEER NAT RES CO              NOTE 2.875% 1/1  723787AH0  13,341  13,000,000  PRN       SOLE                                 NONE
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PROSHARES TR                    ULTRASHT SP500   74347R883   3,515      50,000  SH        SOLE                    50,000
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PROSHARES TR                    ULTRASHORT QQQ   74347R875   2,736      50,000  SH        SOLE                    50,000
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QUALCOMM INC                    COM              747525103  34,376     800,000  SH  PUT   SOLE                   800,000
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RELIANT ENERGY INC              COM              75952B105   2,389     325,000  SH  CALL  SOLE                   325,000
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RETAIL HOLDRS TR                DEP RCPT         76127U101  11,268     125,000  SH  PUT   SOLE                   125,000
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ROCKWELL AUTOMATION INC         COM              773903109   3,734     100,000  SH  CALL  SOLE                   100,000
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SANDISK CORP                    COM              80004C101   1,955     100,000  SH        SOLE                   100,000
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SBA COMMUNICATIONS CORP         NOTE 0.375%12/0  78388JAJ5  20,405  22,000,000  PRN       SOLE                                 NONE
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SCHLUMBERGER LTD                COM              806857108   8,980     115,000  SH        SOLE                   115,000
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SEAGATE TECHNOLOGY              SHS              G7945J104   1,939     160,000  SH        SOLE                   160,000
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SEAGATE TECHNOLOGY              SHS              G7945J104   2,424     200,000  SH  CALL  SOLE                   200,000
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SPDR GOLD TRUST                 GOLD SHS         78463V107   4,254      50,000  SH        SOLE                    50,000
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SYBASE INC                      NOTE 1.750% 2/2  871130AB6  25,390  20,000,000  PRN       SOLE                                 NONE
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TEVA PHARMACEUTICAL FIN CO B    NOTE 1.750% 2/0  88165FAA0     563     500,000  PRN       SOLE                                 NONE
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TEXAS INSTRS INC                COM              882508104   2,150     100,000  SH  PUT   SOLE                   100,000
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TYCO ELECTRONICS LTD            COM NEW          G9144P105   6,085     220,000  SH        SOLE                   220,000
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UNITED STATES NATL GAS FUND     UNIT             912318102   2,499      75,000  SH        SOLE                    75,000
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VASCO DATA SEC INTL INC         COM              92230Y104   1,820     175,700  SH        SOLE                   175,700
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VERTEX PHARMACEUTICALS INC      NOTE 4.750% 2/1  92532FAM2  12,453   8,250,000  PRN       SOLE                                 NONE
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VMWARE INC                      CL A COM         928563402   2,664     100,000  SH  CALL  SOLE                   100,000
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WAL MART STORES INC             COM              931142103  83,846   1,400,000  SH  PUT   SOLE                 1,400,000
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WILLIAMS COS INC DEL            COM              969457100   3,548     150,000  SH        SOLE                   150,000
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WYETH                           DBCV 1/1         983024AD2     491     500,000  PRN       SOLE                                 NONE
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XILINX INC                      COM              983919101  11,725     500,000  SH  PUT   SOLE                   500,000
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YAHOO INC                       COM              984332106   1,298      75,000  SH        SOLE                    75,000
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YAHOO INC                       COM              984332106  26,815   1,550,000  SH  CALL  SOLE                 1,550,000
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